SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USN ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USN ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) segment $ / shares shares	Jun. 30, 2022 USN ($) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USN ($)	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($)	Feb. 23, 2021 $ / shares
Class of Warrant or Right [Line Items]
Cash equivalents	$ 0						$ 0				$ 0	$ 0
Allowance for doubtful accounts	0						0				$ 0	0
Percentage of depreciated of net book value											25.00%
Estimated useful life											15 years
Other operating income	294			$ 256			578		$ 688		$ 1,285	1,437
Uncertain tax positions	0						0				0
Research & development tax credits	1,505						$ 1,505				$ 1,070	982
Expiration term							10 years	10 years			10 years
Deferred offering costs	0						$ 0				$ 0	$ 0
Number of operating segments | segment							1	1			1
Gain (loss) on foreign currency transactions	1,284	$ 1,284		$ (57)	$ 57		$ 1,638	$ 1,638	412	$ 412	$ 808
Number of reportable segments | segment							1	1			1
Offering costs recorded in additional paid-in capital	$ 10		$ 160			$ 2,454	$ 170		$ 2,454		$ 2,454
Pre Funded Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding | shares	2,168,000						2,168,000				2,168,000
Warrants exercisable price | $ / shares	$ 0.01						$ 0.01				$ 0.01		$ 0.01